SECURED BORROWINGS, Fly Aladdin Acquisition Facility (Details) - Secured Borrowings [Member] $ in Thousands	5 Months Ended	6 Months Ended
	Jun. 14, 2020	Jun. 15, 2023	Dec. 14, 2022	Jun. 14, 2022	Dec. 14, 2021	Jun. 14, 2021	Dec. 14, 2020	Jun. 30, 2020 USD ($) qtr Appraiser Aircraft	Dec. 31, 2019 USD ($)
Secured Borrowings [Abstract]
Principal amount outstanding								$ 1,562,910	$ 1,717,483
Fly Aladdin Acquisition Facility [Member]
Secured Borrowings [Abstract]
Principal amount outstanding								$ 240,890	$ 272,343
Number of aircraft serving as security | Aircraft								14
Maturity date								Jun. 15, 2023
LTV ratio	71.00%
Number of independent appraisers | Appraiser								3
Number of consecutive quarterly payments for breach of debt service coverage ratio | qtr								2
Maintenance reserves and security deposits received under leases expected to be deposited into pledged accounts								$ 8,000
Fly Aladdin Acquisition Facility [Member] | Plan [Member]
Secured Borrowings [Abstract]
LTV ratio		58.00%	60.00%	62.00%	63.50%	65.00%	68.00%
Fly Aladdin Acquisition Facility, Series B Loan [Member]
Secured Borrowings [Abstract]
Principal amount outstanding								$ 240,900
Maturity date								Jun. 15, 2023
Fly Aladdin Acquisition Facility, Series B Loan [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate								3 months
Basis spread on variable rate								1.80%